NVIT Jacobs Levy Large Cap Core Fund Expense Example - NVIT Jacobs Levy Large Cap Core Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,009
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,127